united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	9/30

Date of reporting period:	9/30/24

Item 1. Reports to Stockholders.

(a)

Grant Park Multi Alternative Strategies Fund

Class A Shares (GPAAX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Grant Park Multi Alternative Strategies Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.grantparkfunds.com. You can also request this information by contacting us at 1-855-501-4758.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$181	1.73%

How did the Fund perform during the reporting period?

The Fund reported profitable performance for the reporting period, generating positive returns in equities and commodities. Losses in currency and fixed income markets partially offset gains. The Fund actively managed positions across all markets in response to evolving economic and geopolitical factors. Equities were the Fund’s strongest performing sector, with long positions benefiting as stock markets rallied throughout the year. The S&P 500 was the best performing equity market for the Fund. Gold surged amid increased purchases by global Central Banks due to economic and inflation concerns, making it the best overall performing market for the Fund. Notable markets such as cocoa, coffee, corn, and cotton also contributed to positive gains as prices increased due to poor weather conditions. The conflict in the Middle East triggered a surge in volatility, initially driving energy prices higher before a subsequent decline, which generated losses for the Fund in the energy sector. The US Federal Reserve's ambiguous stance on interest rate adjustments had a significant impact on market prices. Initially, the Federal Reserve announced a “higher for longer” approach to rates, which was later followed by a shift towards interest rate cuts in response to weakening economic reports. Subsequently, the Federal Reserve aggressively cut rates by 50 bps. These actions resulted in heightened volatility in fixed income and currency markets and created a challenging trading environment. Throughout the period, the Fund's exposure in these sectors shifted multiple times in an attempt to capitalize on gains and mitigate downside risk, resulting in minor losses in the fixed income and currency sectors. Additionally, the Japanese government intervened to support the Japanese yen, while the Bank of Japan raised interest rates to levels unseen in 15 years. This led to the unwinding of the $4 trillion dollar yen-carry trade and a significant decline in the Nikkei Index. Despite these challenges, the Fund successfully navigated these events, posting positive returns in both the Japanese yen and the Nikkei Index for the reporting period.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Grant Park Multi Alternative Strategies Fund
Bloomberg 1-3 Year U.S. Treasury Bond Index
Bloomberg U.S. Government/Corporate Long Bond Index
$20,000
$15,000
$10,000
$5,000
$0
$14,196
$12,573
$11,499
Sep-2014
Sep-2024

	Grant Park Multi Alternative Strategies Fund	Bloomberg 1-3 Year U.S. Treasury Bond Index	Bloomberg U.S. Government/Corporate Long Bond Index
Sep-2014	$9,421	$10,000	$10,000
Sep-2015	$9,914	$10,119	$10,366
Sep-2016	$10,465	$10,208	$11,871
Sep-2017	$10,113	$10,233	$11,743
Sep-2018	$10,498	$10,229	$11,405
Sep-2019	$11,589	$10,682	$13,927
Sep-2020	$12,020	$11,071	$15,806
Sep-2021	$13,148	$11,073	$15,307
Sep-2022	$13,320	$10,512	$11,082
Sep-2023	$13,018	$10,768	$10,719
Sep-2024	$14,196	$11,499	$12,573

Average Annual Total Returns

	1 Year	5 Years	10 Years
Grant Park Multi Alternative Strategies Fund
Without Load	9.05%	4.14%	4.19%
With Load	2.78%	2.92%	3.57%
Bloomberg 1-3 Year U.S. Treasury Bond Index	6.79%	1.49%	1.41%
Bloomberg U.S. Government/Corporate Long Bond Index	17.30%	-2.02%	2.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$383,719,131
Number of Portfolio Holdings	110
Advisory Fee	$4,987,284
Portfolio Turnover	40%

Asset Weighting (% of total investments)

Value	Value
Bonds & Notes	39.9%
Exchange-Traded Funds	16.6%
Money Market Funds	25.5%
U.S. Government & Agencies	18.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Money Market Funds
23.7%
Agency
18.5%
U.S. Treasury Obligations
16.8%
Financials
15.6%
Equity
11.3%
Commodity
3.4%
Energy
1.3%
Technology
1.3%
Fixed Income
0.7%
CMO
0.5%
Other Assets in Excess of Liabilities
6.9%

Value	Value
Other Assets in Excess of Liabilities	6.9%
CMO	0.5%
Fixed Income	0.7%
Technology	1.3%
Energy	1.3%
Commodity	3.4%
Equity	11.3%
Financials	15.6%
U.S. Treasury Obligations	16.8%
Agency	18.5%
Money Market Funds	23.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 4.630%, 11/21/24	3.9%
Federal Home Loan Banks, 1.000%, 02/25/28	3.6%
Federal Home Loan Banks, 1.250%, 07/21/26	3.5%
Federal National Mortgage Association, 0.850%, 06/30/26	3.2%
iShares Gold Trust	3.1%
United States Treasury Note	2.6%
Federal Farm Credit Banks Funding Corporation, 0.320%, 12/23/24	2.6%
United States Treasury Bill, 4.520%, 01/16/25	2.6%
United States Treasury Bill, 4.460%, 02/06/25	2.6%
United States Treasury Bill, 4.380%, 03/27/25	2.6%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

Grant Park Multi Alternative Strategies Fund

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.grantparkfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-GPAAX

Grant Park Multi Alternative Strategies Fund

Class C Shares (GPACX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Grant Park Multi Alternative Strategies Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.grantparkfunds.com. You can also request this information by contacting us at 1-855-501-4758.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$258	2.48%

How did the Fund perform during the reporting period?

The Fund reported profitable performance for the reporting period, generating positive returns in equities and commodities. Losses in currency and fixed income markets partially offset gains. The Fund actively managed positions across all markets in response to evolving economic and geopolitical factors. Equities were the Fund’s strongest performing sector, with long positions benefiting as stock markets rallied throughout the year. The S&P 500 was the best performing equity market for the Fund. Gold surged amid increased purchases by global Central Banks due to economic and inflation concerns, making it the best overall performing market for the Fund. Notable markets such as cocoa, coffee, corn, and cotton also contributed to positive gains as prices increased due to poor weather conditions. The conflict in the Middle East triggered a surge in volatility, initially driving energy prices higher before a subsequent decline, which generated losses for the Fund in the energy sector. The US Federal Reserve's ambiguous stance on interest rate adjustments had a significant impact on market prices. Initially, the Federal Reserve announced a “higher for longer” approach to rates, which was later followed by a shift towards interest rate cuts in response to weakening economic reports. Subsequently, the Federal Reserve aggressively cut rates by 50 bps. These actions resulted in heightened volatility in fixed income and currency markets and created a challenging trading environment. Throughout the period, the Fund's exposure in these sectors shifted multiple times in an attempt to capitalize on gains and mitigate downside risk, resulting in minor losses in the fixed income and currency sectors. Additionally, the Japanese government intervened to support the Japanese yen, while the Bank of Japan raised interest rates to levels unseen in 15 years. This led to the unwinding of the $4 trillion dollar yen-carry trade and a significant decline in the Nikkei Index. Despite these challenges, the Fund successfully navigated these events, posting positive returns in both the Japanese yen and the Nikkei Index for the reporting period.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Grant Park Multi Alternative Strategies Fund
Bloomberg 1-3 Year U.S. Treasury Bond Index
Bloomberg U.S. Government/Corporate Long Bond Index
$20,000
$15,000
$10,000
$5,000
$0
$13,982
$12,573
$11,499
Sep-2014
Sep-2024

	Grant Park Multi Alternative Strategies Fund	Bloomberg 1-3 Year U.S. Treasury Bond Index	Bloomberg U.S. Government/Corporate Long Bond Index
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$10,452	$10,119	$10,366
Sep-2016	$10,945	$10,208	$11,871
Sep-2017	$10,499	$10,233	$11,743
Sep-2018	$10,813	$10,229	$11,405
Sep-2019	$11,852	$10,682	$13,927
Sep-2020	$12,204	$11,071	$15,806
Sep-2021	$13,253	$11,073	$15,307
Sep-2022	$13,319	$10,512	$11,082
Sep-2023	$12,923	$10,768	$10,719
Sep-2024	$13,982	$11,499	$12,573

Average Annual Total Returns

	1 Year	5 Years	10 Years
Grant Park Multi Alternative Strategies Fund	8.20%	3.36%	3.41%
Bloomberg 1-3 Year U.S. Treasury Bond Index	6.79%	1.49%	1.41%
Bloomberg U.S. Government/Corporate Long Bond Index	17.30%	-2.02%	2.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$383,719,131
Number of Portfolio Holdings	110
Advisory Fee	$4,987,284
Portfolio Turnover	40%

Asset Weighting (% of total investments)

Value	Value
Bonds & Notes	39.9%
Exchange-Traded Funds	16.6%
Money Market Funds	25.5%
U.S. Government & Agencies	18.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	6.9%
CMO	0.5%
Fixed Income	0.7%
Technology	1.3%
Energy	1.3%
Commodity	3.4%
Equity	11.3%
Financials	15.6%
U.S. Treasury Obligations	16.8%
Agency	18.5%
Money Market Funds	23.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 4.630%, 11/21/24	3.9%
Federal Home Loan Banks, 1.000%, 02/25/28	3.6%
Federal Home Loan Banks, 1.250%, 07/21/26	3.5%
Federal National Mortgage Association, 0.850%, 06/30/26	3.2%
iShares Gold Trust	3.1%
United States Treasury Note	2.6%
Federal Farm Credit Banks Funding Corporation, 0.320%, 12/23/24	2.6%
United States Treasury Bill, 4.520%, 01/16/25	2.6%
United States Treasury Bill, 4.460%, 02/06/25	2.6%
United States Treasury Bill, 4.380%, 03/27/25	2.6%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

Grant Park Multi Alternative Strategies Fund

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.grantparkfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-GPACX

Grant Park Multi Alternative Strategies Fund

Class I Shares (GPAIX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Grant Park Multi Alternative Strategies Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.grantparkfunds.com. You can also request this information by contacting us at 1-855-501-4758.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$155	1.48%

How did the Fund perform during the reporting period?

The Fund reported profitable performance for the reporting period, generating positive returns in equities and commodities. Losses in currency and fixed income markets partially offset gains. The Fund actively managed positions across all markets in response to evolving economic and geopolitical factors. Equities were the Fund’s strongest performing sector, with long positions benefiting as stock markets rallied throughout the year. The S&P 500 was the best performing equity market for the Fund. Gold surged amid increased purchases by global Central Banks due to economic and inflation concerns, making it the best overall performing market for the Fund. Notable markets such as cocoa, coffee, corn, and cotton also contributed to positive gains as prices increased due to poor weather conditions. The conflict in the Middle East triggered a surge in volatility, initially driving energy prices higher before a subsequent decline, which generated losses for the Fund in the energy sector. The US Federal Reserve's ambiguous stance on interest rate adjustments had a significant impact on market prices. Initially, the Federal Reserve announced a “higher for longer” approach to rates, which was later followed by a shift towards interest rate cuts in response to weakening economic reports. Subsequently, the Federal Reserve aggressively cut rates by 50 bps. These actions resulted in heightened volatility in fixed income and currency markets and created a challenging trading environment. Throughout the period, the Fund's exposure in these sectors shifted multiple times in an attempt to capitalize on gains and mitigate downside risk, resulting in minor losses in the fixed income and currency sectors. Additionally, the Japanese government intervened to support the Japanese yen, while the Bank of Japan raised interest rates to levels unseen in 15 years. This led to the unwinding of the $4 trillion dollar yen-carry trade and a significant decline in the Nikkei Index. Despite these challenges, the Fund successfully navigated these events, posting positive returns in both the Japanese yen and the Nikkei Index for the reporting period.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

Grant Park Multi Alternative Strategies Fund
Bloomberg 1-3 Year U.S. Treasury Bond Index
Bloomberg U.S. Government/Corporate Long Bond Index
$175,000
$140,000
$105,000
$70,000
$35,000
$0
$154,561
$125,731
$114,992
Sep-2014
Sep-2024

	Grant Park Multi Alternative Strategies Fund	Bloomberg 1-3 Year U.S. Treasury Bond Index	Bloomberg U.S. Government/Corporate Long Bond Index
Sep-2014	$100,000	$100,000	$100,000
Sep-2015	$105,587	$101,187	$103,658
Sep-2016	$111,602	$102,080	$118,705
Sep-2017	$108,098	$102,330	$117,427
Sep-2018	$112,490	$102,294	$114,045
Sep-2019	$124,506	$106,819	$139,269
Sep-2020	$129,632	$110,705	$158,057
Sep-2021	$142,061	$110,725	$153,066
Sep-2022	$144,233	$105,117	$110,819
Sep-2023	$141,357	$107,681	$107,192
Sep-2024	$154,561	$114,992	$125,731

Average Annual Total Returns

	1 Year	5 Years	10 Years
Grant Park Multi Alternative Strategies Fund	9.34%	4.42%	4.45%
Bloomberg 1-3 Year U.S. Treasury Bond Index	6.79%	1.49%	1.41%
Bloomberg U.S. Government/Corporate Long Bond Index	17.30%	-2.02%	2.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$383,719,131
Number of Portfolio Holdings	110
Advisory Fee	$4,987,284
Portfolio Turnover	40%

Asset Weighting (% of total investments)

Value	Value
Bonds & Notes	39.9%
Exchange-Traded Funds	16.6%
Money Market Funds	25.5%
U.S. Government & Agencies	18.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	6.9%
CMO	0.5%
Fixed Income	0.7%
Technology	1.3%
Energy	1.3%
Commodity	3.4%
Equity	11.3%
Financials	15.6%
U.S. Treasury Obligations	16.8%
Agency	18.5%
Money Market Funds	23.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 4.630%, 11/21/24	3.9%
Federal Home Loan Banks, 1.000%, 02/25/28	3.6%
Federal Home Loan Banks, 1.250%, 07/21/26	3.5%
Federal National Mortgage Association, 0.850%, 06/30/26	3.2%
iShares Gold Trust	3.1%
United States Treasury Note	2.6%
Federal Farm Credit Banks Funding Corporation, 0.320%, 12/23/24	2.6%
United States Treasury Bill, 4.520%, 01/16/25	2.6%
United States Treasury Bill, 4.460%, 02/06/25	2.6%
United States Treasury Bill, 4.380%, 03/27/25	2.6%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

Grant Park Multi Alternative Strategies Fund

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.grantparkfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-GPAIX

Grant Park Multi Alternative Strategies Fund

Class N Shares (GPANX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Grant Park Multi Alternative Strategies Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.grantparkfunds.com. You can also request this information by contacting us at 1-855-501-4758.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N Shares	$181	1.73%

How did the Fund perform during the reporting period?

The Fund reported profitable performance for the reporting period, generating positive returns in equities and commodities. Losses in currency and fixed income markets partially offset gains. The Fund actively managed positions across all markets in response to evolving economic and geopolitical factors. Equities were the Fund’s strongest performing sector, with long positions benefiting as stock markets rallied throughout the year. The S&P 500 was the best performing equity market for the Fund. Gold surged amid increased purchases by global Central Banks due to economic and inflation concerns, making it the best overall performing market for the Fund. Notable markets such as cocoa, coffee, corn, and cotton also contributed to positive gains as prices increased due to poor weather conditions. The conflict in the Middle East triggered a surge in volatility, initially driving energy prices higher before a subsequent decline, which generated losses for the Fund in the energy sector. The US Federal Reserve's ambiguous stance on interest rate adjustments had a significant impact on market prices. Initially, the Federal Reserve announced a “higher for longer” approach to rates, which was later followed by a shift towards interest rate cuts in response to weakening economic reports. Subsequently, the Federal Reserve aggressively cut rates by 50 bps. These actions resulted in heightened volatility in fixed income and currency markets and created a challenging trading environment. Throughout the period, the Fund's exposure in these sectors shifted multiple times in an attempt to capitalize on gains and mitigate downside risk, resulting in minor losses in the fixed income and currency sectors. Additionally, the Japanese government intervened to support the Japanese yen, while the Bank of Japan raised interest rates to levels unseen in 15 years. This led to the unwinding of the $4 trillion dollar yen-carry trade and a significant decline in the Nikkei Index. Despite these challenges, the Fund successfully navigated these events, posting positive returns in both the Japanese yen and the Nikkei Index for the reporting period.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Grant Park Multi Alternative Strategies Fund
Bloomberg 1-3 Year U.S. Treasury Bond Index
Bloomberg U.S. Government/Corporate Long Bond Index
$20,000
$15,000
$10,000
$5,000
$0
$15,090
$12,573
$11,499
Sep-2014

	Grant Park Multi Alternative Strategies Fund	Bloomberg 1-3 Year U.S. Treasury Bond Index	Bloomberg U.S. Government/Corporate Long Bond Index
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$10,539	$10,119	$10,366
Sep-2016	$11,117	$10,208	$11,871
Sep-2017	$10,744	$10,233	$11,743
Sep-2018	$11,152	$10,229	$11,405
Sep-2019	$12,310	$10,682	$13,927
Sep-2020	$12,776	$11,071	$15,806
Sep-2021	$13,973	$11,073	$15,307
Sep-2022	$14,143	$10,512	$11,082
Sep-2023	$13,840	$10,768	$10,719
Sep-2024	$15,090	$11,499	$12,573

Average Annual Total Returns

	1 Year	5 Years	10 Years
Grant Park Multi Alternative Strategies Fund	9.03%	4.16%	4.20%
Bloomberg 1-3 Year U.S. Treasury Bond Index	6.79%	1.49%	1.41%
Bloomberg U.S. Government/Corporate Long Bond Index	17.30%	-2.02%	2.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$383,719,131
Number of Portfolio Holdings	110
Advisory Fee	$4,987,284
Portfolio Turnover	40%

Asset Weighting (% of total investments)

Value	Value
Bonds & Notes	39.9%
Exchange-Traded Funds	16.6%
Money Market Funds	25.5%
U.S. Government & Agencies	18.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	6.9%
CMO	0.5%
Fixed Income	0.7%
Technology	1.3%
Energy	1.3%
Commodity	3.4%
Equity	11.3%
Financials	15.6%
U.S. Treasury Obligations	16.8%
Agency	18.5%
Money Market Funds	23.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 4.630%, 11/21/24	3.9%
Federal Home Loan Banks, 1.000%, 02/25/28	3.6%
Federal Home Loan Banks, 1.250%, 07/21/26	3.5%
Federal National Mortgage Association, 0.850%, 06/30/26	3.2%
iShares Gold Trust	3.1%
United States Treasury Note	2.6%
Federal Farm Credit Banks Funding Corporation, 0.320%, 12/23/24	2.6%
United States Treasury Bill, 4.520%, 01/16/25	2.6%
United States Treasury Bill, 4.460%, 02/06/25	2.6%
United States Treasury Bill, 4.380%, 03/27/25	2.6%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

Grant Park Multi Alternative Strategies Fund

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.grantparkfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-GPANX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that Mark Gersten, Anthony J. Hertl, and Mark H. Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Gersten, Mr. Hertl and Mr. Taylor are independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2024 – $20,000
2023 – $19,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2024 – $5,000
2023 – $5,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended September 30, 2023, and 2024 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended September 30, 2023, and 2024 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Grant Park Multi Alternative Strategies Fund

Class A shares: GPAAX	Class C shares: GPACX	Class I shares: GPAIX

Class N shares: GPANX

Annual Consolidated Financial Statements

September 30, 2024

GRANT PARK MULTI ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
September 30, 2024

Shares				Fair Value
	EXCHANGE-TRADED FUNDS - 15.4%
	COMMODITY - 3.4%
82,465	Invesco Optimum Yield Diversified Commodity			$1,107,505
239,820	iShares Gold Trust(a),(b)			11,919,054
				13,026,559
	EQUITY - 11.3%
16,125	iShares Core S&P 500 ETF			9,301,222
19,621	iShares MSCI ACWI ETF			2,345,691
40,703	iShares MSCI ACWI ex U.S. ETF			2,329,026
27,369	iShares MSCI EAFE ETF			2,288,869
34,405	iShares MSCI EAFE Small-Cap ETF			2,329,218
50,824	iShares MSCI Emerging Markets ETF			2,330,789
7,346	iShares Russell 1000 ETF			2,309,509
10,254	iShares Russell 2000 ETF			2,265,006
26,112	iShares Russell Mid-Cap ETF			2,301,512
23,128	iShares U.S. Real Estate ETF			2,356,049
37,974	Vanguard FTSE Developed Markets ETF			2,005,407
77,622	Vanguard FTSE Emerging Markets ETF			3,714,213
78,179	Vanguard Real Estate ETF			7,616,198
				43,492,709
	FIXED INCOME - 0.7%
45,728	Vanguard Long-Term Treasury ETF			2,814,101

	TOTAL EXCHANGE-TRADED FUNDS (Cost $49,257,250)			59,333,369

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	BONDS & NOTES - 37.2%
	OIL & GAS PRODUCERS - 1.3%
5,000,000	Shell International Finance BV	2.0000	11/07/24	4,983,975

	SOFTWARE - 1.3%
5,000,000	Microsoft Corporation	3.1250	11/03/25	4,953,909

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 34.6%
10,000,000	Federal Farm Credit Banks Funding Corporation	0.3200	12/23/24	9,900,405

See accompanying notes to consolidated financial statements.

GRANT PARK MULTI ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	BONDS & NOTES - 37.2% (Continued)
	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 34.6% (Continued)
10,000,000	Federal Home Loan Banks(c)	1.5000	06/30/26	$9,687,510
14,000,000	Federal Home Loan Banks(c)	1.2500	07/21/26	13,463,315
4,250,000	Federal Home Loan Banks(c)	2.0000	05/27/27	4,170,100
10,000,000	Federal Home Loan Banks(c)	1.2500	06/30/27	9,472,978
10,000,000	Federal Home Loan Banks(c)	1.0000	01/28/28	9,451,361
10,000,000	Federal Home Loan Banks(c)	1.2500	02/24/28	9,453,430
14,750,000	Federal Home Loan Banks(c)	1.0000	02/25/28	13,912,136
10,000,000	Federal Home Loan Banks(c)	1.5000	08/16/28	9,371,915
9,900,000	Federal Home Loan Banks(c)	1.5000	08/24/28	9,479,686
10,000,000	Federal Home Loan Mortgage Corporation	0.7000	08/19/26	9,438,001
6,000,000	Federal National Mortgage Association	0.5500	08/25/25	5,816,448
5,000,000	Federal National Mortgage Association	0.7500	01/20/26	4,810,879
13,000,000	Federal National Mortgage Association	0.8500	06/30/26	12,317,962
2,189,307	Government National Mortgage Association	2.5000	12/20/49	1,938,200
				132,684,326

	TOTAL BONDS & NOTES (Cost $149,197,991)			142,622,210

		Yield Rate (%)
	U.S. GOVERNMENT & AGENCIES - 16.8%
	U.S. TREASURY BILLS - 14.2%
5,000,000	United States Treasury Bill(d)	4.2500	10/10/24	4,994,191
5,000,000	United States Treasury Bill(d)	4.6000	10/31/24	4,980,541
15,000,000	United States Treasury Bill(d)	4.6300	11/21/24	14,901,810
10,000,000	United States Treasury Bill(d)	4.5200	01/16/25	9,867,903
10,000,000	United States Treasury Bill(d)	4.4600	02/06/25	9,844,800
10,000,000	United States Treasury Bill(d)	4.3800	03/27/25	9,790,704
				54,379,949

		Coupon Rate
		(%)
	U.S. TREASURY NOTES — 2.6%
10,000,000	United States Treasury Note	1.1250	01/15/25	9,901,877

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $64,272,187)			64,281,826

See accompanying notes to consolidated financial statements.

GRANT PARK MULTI ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENT - 23.7%
	MONEY MARKET FUND - 23.7%
90,969,811	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Class, 4.83%(e) (Cost $90,969,811)	$90,969,811

	TOTAL INVESTMENTS - 93.1% (Cost $353,697,239)	$357,207,216
	OTHER ASSETS IN EXCESS OF LIABILITIES - 6.9%	26,511,915
	NET ASSETS - 100.0%	$383,719,131

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(f)	Value and Unrealized Appreciation (Depreciation)
2,104	3 Month Euro Euribor Future	06/15/2026	$574,728,651	$1,054,219
254	CBOT 10 Year US Treasury Note	12/19/2024	29,027,438	100,187
327	CBOT 2 Year US Treasury Note Future	12/31/2024	68,093,663	117,079
828	CBOT 30 Day Federal Funds Future	01/31/2025	330,846,966	(257,587)
278	CBOT 5 Year US Treasury Note	12/31/2024	30,546,988	83,639
11	CBOT Oats Future(b)	12/13/2024	215,875	3,925
34	CBOT Rough Rice Future(b)	11/14/2024	1,040,060	6,210
238	CBOT US Treasure Bond Futures	12/19/2024	29,556,625	59,500
12	CBOT Wheat Future(b)	12/13/2024	350,400	5,413
218	CME Australian Dollar Currency Future	12/16/2024	15,095,410	455,212
383	CME British Pound Currency Future	12/16/2024	32,014,013	474,075
194	CME Canadian Dollar Currency Future	12/17/2024	14,373,460	(62,895)
1	CME E-Mini NASDAQ 100 Index Future	12/20/2024	405,225	(4,695)
72	CME E-Mini Standard & Poor’s 500 Index Future	12/20/2024	20,931,300	1,210,950
27	CME E-Mini Standard & Poor’s MidCap 400 Index	12/20/2024	8,501,220	223,050
208	CME Euro Foreign Exchange Currency Future	12/16/2024	29,032,900	72,512
1	CME Feeder Cattle Future(b)	11/21/2024	122,450	1,075
37	CME Japanese Yen Currency Future	12/16/2024	3,251,606	(69,581)
18	CME Live Cattle Future(b)	12/31/2024	1,330,560	42,610
229	CME New Zealand Dollar Currency Future	12/16/2024	14,551,805	424,675
37	CME Swiss Franc Currency Future	12/16/2024	5,508,606	(20,862)
35	COMEX Copper Future(b)	12/27/2024	3,983,875	52,487
164	COMEX Gold 100 Troy Ounces Future(b)	12/27/2024	43,614,160	2,961,070
8	COMEX Silver Future(b)	12/27/2024	1,258,320	(6,105)
136	Eurex 10 Year Euro BUND Future	12/06/2024	20,431,043	181,071
425	Eurex 2 Year Euro SCHATZ Future	12/06/2024	50,717,487	96,816
56	Eurex 30 Year Euro BUXL Future	12/06/2024	8,497,584	91,562
235	Eurex 5 Year Euro BOBL Future	12/06/2024	31,412,705	253,242
27	Eurex DAX Index Future	12/20/2024	14,658,195	509,662
134	Euro-BTP Italian Bond Futures	12/06/2024	18,123,795	386,631
106	French Government Bond Futures	12/06/2024	14,970,538	76,581
128	FTSE 100 Index Future	12/20/2024	14,184,478	(88,930)
114	HKG Hang Seng Index Future	10/30/2024	15,602,095	1,091,086
250	ICE US MSCI Emerging Markets EM Index Futures	12/20/2024	14,658,750	969,045
26	LME Copper Future(b)	12/18/2024	6,383,228	113,340
65	LME Nickel Future(b)	12/18/2024	6,822,407	205,985
209	LME Primary Aluminum Future(b)	12/18/2024	13,653,604	627,863
48	LME Zinc Future(b)	12/18/2024	3,711,228	357,878

See accompanying notes to consolidated financial statements.

GRANT PARK MULTI ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(f)	Value and Unrealized Appreciation (Depreciation)
50	Long Gilt Future	12/27/2024	$6,579,985	$(34,236)
53	NYBOT CSC C Coffee Future(b)	12/18/2024	5,371,219	525,412
41	NYBOT CSC Cocoa Future(b)	12/13/2024	3,166,020	(121,600)
8	NYBOT CSC Number 11 World Sugar Future(b)	02/28/2025	201,331	(6,451)
9	NYBOT CTN Frozen Concentrated Orange Juice A(b)	11/08/2024	622,418	502
53	NYMEX Henry Hub Natural Gas Futures(b)	10/29/2024	1,549,190	15,620
95	NYMEX Platinum Future(b)	01/29/2025	4,707,725	20,140
116	SGX Asiaclear TSI Iron Ore CFR China 62% FE Fines(b)	11/29/2024	1,273,796	5,516
86	SGX Nikkei 225 Stock Index Future	12/12/2024	11,321,065	(287,767)
1,587	Three Month SONIA Index Futures	0 /15/2026	512,281,989	245,526
1,546	Three-Month SOFR Futures	0 /15/2026	374,982,300	(108,325)
75	TSE Japanese 10 Year Bond Futures	12/13/2024	75,482,700	(70,660)
	NET UNREALIZED APPRECIATION FROM OPEN LONG FUTURES CONTRACTS			$11,981,672

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(f)	Value and Unrealized Appreciation (Depreciation)
117	CBOT Corn Future(b)	12/13/2024	$2,484,788	$(109,463)
19	CBOT Soybean Future(b)	11/14/2024	1,004,150	(48,200)
79	CBOT Soybean Meal Future(b)	12/13/2024	2,698,640	(180,530)
96	CBOT Soybean Oil Future(b)	12/13/2024	2,494,656	(150,936)
16	CME Lean Hogs Future(b)	12/13/2024	468,960	(13,890)
134	CME Mexican Peso Currency Future	12/16/2024	3,368,090	(34,885)
56	ICE Brent Crude Oil Future(b)	10/31/2024	4,015,200	29,960
118	ICE Gas Oil Future(b)	11/12/2024	7,790,950	26,325
13	LME Copper Future(b)	12/18/2024	3,191,614	(246,939)
52	LME Nickel Future(b)	12/18/2024	5,457,925	(325,207)
151	LME Primary Aluminum Future(b)	12/18/2024	9,864,566	(942,528)
23	LME Zinc Future(b)	12/18/2024	1,778,297	(180,997)
73	NYBOT CTN Number 2 Cotton Future(b)	12/06/2024	2,686,765	(97,835)
271	NYBOT FINEX United States Dollar Index Future	12/16/2024	27,241,191	69,647
53	NYMEX Light Sweet Crude Oil Future(b)	10/22/2024	3,613,010	10,010
25	NYMEX NY Harbor ULSD Futures(b)	10/31/2024	2,262,120	(50,660)
9	NYMEX Palladium Future(b)	12/27/2024	900,180	20,620
38	NYMEX Reformulated Gasoline Blendstock for Oxygen(b)	10/31/2024	3,088,420	12,193
20	WCE Canola Future(b)	11/14/2024	178,598	(3,907)
	NET UNREALIZED DEPRECIATION FROM OPEN SHORT FUTURES CONTRACTS			$(2,217,222)

	TOTAL NET UNREALIZED APPRECIATION FROM OPEN FUTURES CONTRACTS			$9,764,450

ACWI	- All Country World Index

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

(a)	Non-income producing security.

(b)	All or a portion of this investment is a holding of the GPMAS Fund Limited.

(c)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at September 30, 2024.

(d)	Zero coupon bond.

(e)	Rate disclosed is the seven day effective yield as of September 30, 2024.

(f)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes to consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
September 30, 2024

Assets
Investment securities:
Securities at cost	$353,697,239
Securities at fair value	$357,207,216
Deposit at broker for futures contracts	15,757,987
Net unrealized appreciation from open futures contracts	13,290,121
Receivable for fund shares sold	1,127,338
Dividend and interest receivable	835,728
Prepaid expenses and other assets	30,414
Total Assets	388,248,804

Liabilities
Net unrealized depreciation from open futures contracts	3,525,671
Payable for fund shares redeemed	516,830
Investment advisory fees payable	368,956
Payable to related parties	59,919
Distribution (12b-1) fees payable	19,543
Accrued expenses and other liabilities	38,754
Total Liabilities	4,529,673
NET ASSETS	$383,719,131

Net Assets Consist of:
Paid in capital ($0 par value, unlimited shares authorized)	$410,386,400
Accumulated deficit	(26,667,269)
NET ASSETS	$383,719,131

See accompanying notes to consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Continued)
September 30, 2024

Net Asset Value Per Share:
Class A Shares
Net Assets	$10,949,826
Shares of beneficial interest outstanding	1,004,382
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$10.90
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%) (b)	$11.57

Class C Shares
Net Assets	$11,088,092
Shares of beneficial interest outstanding	1,064,829
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$10.41

Class I Shares
Net Assets	$321,138,237
Shares of beneficial interest outstanding	29,031,290
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$11.06

Class N Shares
Net Assets	$40,542,976
Shares of beneficial interest outstanding	3,712,935
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$10.92

(a)	Redemptions made within 60 days of purchase may be assessed a redemption fee of 1.00%.

(b)	On investments of $25,000 or more, the offering price is reduced.

See accompanying notes to consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED STATEMENT OF OPERATIONS
For The Year Ended September 30, 2024

Investment Income
Dividends	$803,001
Interest	12,258,097
Total Investment Income	13,061,098

Expenses
Investment advisory fees	4,987,284
Distribution (12b-1) fees:
Class A	29,990
Class C	122,579
Class N	89,578
Administrative services fees	342,676
Third party administrative servicing fees	287,922
Transfer agent fees	237,899
Registration fees	114,058
Accounting services fees	86,994
Compliance officer fees	49,009
Custodian fees	30,967
Printing and postage expenses	29,350
Audit and tax fees	28,566
Legal fees	27,639
Trustees fees and expenses	17,051
Insurance expense	9,722
Other expenses	4,984
Total Expenses	6,496,268
Net Investment Income	6,564,830

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	2,357,997
Foreign currency transactions	181,683
Futures contracts	(1,968,676)
571,004
Net change in unrealized appreciation (depreciation) of:
Investments	17,103,331
Foreign currency translations	700
Futures contracts	12,963,089
30,067,120
Net Realized and Unrealized Gain	30,638,124

Net Increase in Net Assets Resulting From Operations	$37,202,954

See accompanying notes to consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	September 30, 2024	September 30, 2023
From Operations
Net investment income	$6,564,830	$10,221,751
Net realized gain (loss) from investment, foreign currency transactions and futures contracts	571,004	(30,813,785)
Net change in unrealized appreciation of investments, foreign currency translations, and futures contracts	30,067,120	6,479,125
Net increase (decrease) in net assets resulting from operations	37,202,954	(14,112,909)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(222,121)	(513,005)
Class C	(136,886)	(280,768)
Class I	(8,191,754)	(18,439,669)
Class N	(588,693)	(1,192,175)
Total distributions to shareholders	(9,139,454)	(20,425,617)

Capital Transactions
Class A:
Proceeds from shares sold	347,887	1,873,610
Net asset value of shares issued in reinvestment of distributions	205,948	444,839
Redemption fee proceeds	340	785
Payments for shares redeemed	(4,351,753)	(8,892,712)
Net decrease from capital transactions	(3,797,578)	(6,573,478)

Class C:
Proceeds from shares sold	597,150	1,068,452
Net asset value of shares issued in reinvestment of distributions	128,890	262,682
Redemption fee proceeds	347	701
Payments for shares redeemed	(4,646,889)	(2,570,676)
Net decrease from capital transactions	(3,920,502)	(1,238,841)

Class I:
Proceeds from shares sold	67,492,230	148,151,446
Net asset value of shares issued in reinvestment of distributions	7,087,688	16,244,948
Redemption fee proceeds	10,541	28,349
Payments for shares redeemed	(267,021,937)	(357,220,587)
Net decrease from capital transactions	(192,431,478)	(192,795,844)

See accompanying notes to consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	September 30, 2024	September 30, 2023
Capital Transactions (Continued)
Class N:
Proceeds from shares sold	$13,529,976	$13,525,553
Net asset value of shares issued in reinvestment of distributions	569,182	1,006,600
Redemption fee proceeds	976	2,094
Payments for shares redeemed	(11,303,250)	(34,148,953)
Net increase (decrease) from capital transactions	2,796,884	(19,614,706)

Total Decrease in Net Assets From Capital Transactions	(197,352,674)	(220,222,869)

Net Assets
Beginning of Year	553,008,305	807,769,700
End of Year	$383,719,131	$553,008,305

SHARE ACTIVITY
Class A:
Shares Sold	33,159	180,659
Shares Reinvested	20,151	42,650
Shares Redeemed	(420,099)	(864,548)
Net decrease in shares of beneficial interest outstanding	(366,789)	(641,239)

Class C:
Shares Sold	59,303	107,067
Shares Reinvested	13,125	26,190
Shares Redeemed	(464,679)	(258,662)
Net decrease in shares of beneficial interest outstanding	(392,251)	(125,405)

Class I:
Shares Sold	6,346,046	14,020,998
Shares Reinvested	684,801	1,536,892
Shares Redeemed	(25,434,124)	(34,100,593)
Net decrease in shares of beneficial interest outstanding	(18,403,277)	(18,542,703)

Class N:
Shares Sold	1,282,383	1,309,043
Shares Reinvested	55,584	96,325
Shares Redeemed	(1,081,172)	(3,283,177)
Net increase (decrease) in shares of beneficial interest outstanding	256,795	(1,877,809)

See accompanying notes to consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Class A
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,	September 30,	September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$10.17	$10.66	$11.68	$10.85	$11.84
Activity from investment operations:
Net investment income (loss) (1)	0.14	0.13	(0.10)	(0.13)	(0.03)
Net realized and unrealized gain (loss)	0.77	(0.37)	0.26	1.13	0.42
Total from investment operations	0.91	(0.24)	0.16	1.00	0.39
Less distributions from:
Net investment income	(0.18)	(0.25)	(0.50)	(0.04)	(1.19)
Net realized gains	—	—	(0.68)	(0.13)	(0.19)
Total distributions	(0.18)	(0.25)	(1.18)	(0.17)	(1.38)
Paid-in-capital from redemption fees (2)	0.00	0.00	0.00	0.00	0.00
Net asset value, end of year	$10.90	$10.17	$10.66	$11.68	$10.85
Total return (3)	9.05%	(2.27)%	1.31%	9.39%	3.72%
Net assets, at end of year (000s)	$10,950	$13,948	$21,446	$18,474	$11,465
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets, including interest expense (4)	1.73%	1.71%	1.68%	1.74%	1.78%
Ratio of net expenses to average net assets, including interest expense	1.73%	1.71%	1.68%	1.74%	1.79	% (5)
Ratio of net investment income (loss) to average net assets	1.35%	1.25%	(0.88)%	(1.11)%	(0.31)%
Portfolio Turnover Rate	40%	1%	9%	39%	49%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Less than $0.005 per share.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers or expense recapture by the advisor. Interest expense is not included in the waiver.

(5)	Represents the ratio of expenses to average net assets after advisor recapture of waived/reimbursement fees from prior periods.

See accompanying notes to consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Class C
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,	September 30,	September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$9.72	$10.20	$11.23	$10.47	$11.47
Activity from investment operations:
Net investment income (loss) (1)	0.06	0.05	(0.17)	(0.20)	(0.11)
Net realized and unrealized gain (loss)	0.73	(0.35)	0.24	1.09	0.41
Total from investment operations	0.79	(0.30)	0.07	0.89	0.30
Less distributions from:
Net investment income	(0.10)	(0.18)	(0.42)	—	(1.11)
Net realized gains	—	—	(0.68)	(0.13)	(0.19)
Total distributions	(0.10)	(0.18)	(1.10)	(0.13)	(1.30)
Paid-in-capital from redemption fees (2)	0.00	0.00	0.00	0.00	0.00
Net asset value, end of year	$10.41	$9.72	$10.20	$11.23	$10.47
Total return (3)	8.20%	(2.98)%	0.50%	8.60%	2.96%
Net assets, at end of year (000s)	$11,088	$14,162	$16,135	$13,553	$11,109
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets, including interest expense (4)	2.48%	2.46%	2.43%	2.49%	2.52%
Ratio of net expenses to average net assets, including interest expense	2.48%	2.46%	2.43%	2.49%	2.53	% (5)
Ratio of net investment income (loss) to average net assets	0.60%	0.55%	(1.62)%	(1.86)%	(1.04)%
Portfolio Turnover Rate	40%	1%	9%	39%	49%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Less than $0.005 per share.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers or expense recapture by the advisor. Interest expense is not included in the waiver.

(5)	Represents the ratio of expenses to average net assets after advisor recapture of waived/reimbursement fees from prior periods.

See accompanying notes to consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Class I
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,	September 30,	September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$10.32	$10.81	$11.83	$10.99	$11.97
Activity from investment operations:
Net investment income (loss) (1)	0.17	0.16	(0.07)	(0.10)	(0.01)
Net realized and unrealized gain (loss)	0.78	(0.37)	0.26	1.14	0.45
Total from investment operations	0.95	(0.21)	0.19	1.04	0.44
Less distributions from:
Net investment income	(0.21)	(0.28)	(0.53)	(0.07)	(1.23)
Net realized gains	—	—	(0.68)	(0.13)	(0.19)
Total distributions	(0.21)	(0.28)	(1.21)	(0.20)	(1.42)
Paid-in-capital from redemption fees (2)	0.00	0.00	0.00	0.00	0.00
Net asset value, end of year	$11.06	$10.32	$10.81	$11.83	$10.99
Total return (3)	9.34%	(1.99)%	1.53%	9.59%	4.12%
Net assets, at end of year (000s)	$321,138	$489,686	$713,252	$405,503	$277,842
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets, including interest expense (4)	1.48%	1.46%	1.43%	1.49%	1.52%
Ratio of net expenses to average net assets, including interest expense	1.48%	1.46%	1.43%	1.49%	1.53	% (5)
Ratio of net investment income (loss) to average net assets	1.60%	1.51%	(0.59)%	(0.86)%	(0.11)%
Portfolio Turnover Rate	40%	1%	9%	39%	49%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Less than $0.005 per share.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers or expense recapture by the advisor. Interest expense is not included in the waiver.

(5)	Represents the ratio of expenses to average net assets after advisor recapture of waived/reimbursement fees from prior periods.

See accompanying notes to consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Class N
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,	September 30,	September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$10.19	$10.67	$11.70	$10.87	$11.86
Activity from investment operations:
Net investment income (loss) (1)	0.14	0.13	(0.09)	(0.13)	(0.04)
Net realized and unrealized gain (loss)	0.77	(0.35)	0.24	1.13	0.44
Total from investment operations	0.91	(0.22)	0.15	1.00	0.40
Less distributions from:
Net investment income	(0.18)	(0.26)	(0.50)	(0.04)	(1.20)
Net realized gains	—	—	(0.68)	(0.13)	(0.19)
Total distributions	(0.18)	(0.26)	(1.18)	(0.17)	(1.39)
Paid-in-capital from redemption fees (2)	0.00	0.00	0.00	0.00	0.00
Net asset value, end of year	$10.92	$10.19	$10.67	$11.70	$10.87
Total return (3)	9.03%	(2.15)%	1.22%	9.37%	3.79%
Net assets, at end of year (000s)	$40,543	$35,213	$56,938	$23,306	$16,112
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets, including interest expense (4)	1.73%	1.71%	1.68%	1.74%	1.77%
Ratio of net expenses to average net assets, including interest expense	1.73%	1.71%	1.68%	1.74%	1.78	% (5)
Ratio of net investment income (loss) to average net assets	1.35%	1.26%	(0.78)%	(1.11)%	(0.33)%
Portfolio Turnover Rate	40%	1%	9%	39%	49%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Less than $0.005 per share.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers or expense recapture by the advisor. Interest expense is not included in the waiver.

(5)	Represents the ratio of expenses to average net assets after advisor recapture of waived/reimbursement fees from prior periods.

See accompanying notes to consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
September 30, 2024

1.	ORGANIZATION

The Grant Park Multi Alternative Strategies Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to provide positive absolute returns. The Fund commenced operations on December 31, 2013.

The Fund offers four classes of shares Class A, Class C, Class I, and Class N. Class C, I, and N shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08. Class specific expenses are allocated to that share class.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (“Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the Advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end and closed-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Advisor as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial;

Grant Park Multi Alternative Strategies Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
September 30, 2024

the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods. The three levels of the hierarchy are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2024 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$59,333,369	$—	$—	$59,333,369
Bonds & Notes	—	142,622,210	—	142,622,210
U.S. Government & Agencies	—	64,281,826	—	64,281,826
Short-Term Investment	90,969,811	—	—	90,969,811
Net unrealized appreciation from open futures	13,290,121	—	—	13,290,121
Total	$163,593,301	$206,904,036	$—	$370,497,337

Liabilities *	Level 1	Level 2	Level 3	Total
Net unrealized depreciation from open futures	$3,525,671	$—	$—	$3,525,671
Total	$3,525,671	$—	$—	$3,525,671

The Fund did not hold any Level 3 securities during the year.

*	Refer to the Consolidated Schedule of Investments for security classifications.

Grant Park Multi Alternative Strategies Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
September 30, 2024

Offsetting of Financial Assets and Derivative Assets

The Fund’s policy is to present assets and liabilities on a gross basis equal to the unrealized appreciation (depreciation) for futures contracts. The following table presents financial instruments that are subject to enforceable netting arrangements or other similar agreements as of September 30, 2024:

		Gross and Net Amounts of
Assets:	Counterparty	Recognized Assets	Financial Instruments	Cash Collateral Pledged (1)	Net Amount
	ADM Investor Services, Inc.	$3,280,112	$(1,061,849)	$—	$2,218,263
	RJ O’Brien	10,010,009	(2,463,822)	—	7,546,187
Total		$13,290,121	$(3,525,671)	$—	$9,764,450

		Gross and Net Amounts of		Cash Collateral
Liabilities:		Recognized Liabilities	Financial Instruments	Pledged/(Received)(1)	Net Amount
	ADM Investor Services, Inc.	$(1,061,849)	$1,061,849	$—	$—
	RJ O’Brien	(2,463,822)	2,463,822	—	—
Total		$(3,525,671)	$3,525,671	$—	$—

(1)	Over-collateralization of total financial instruments or cash is not shown.

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Assets and Liabilities for the year ended September 30, 2024:

Derivative Investment Type	Asset/Liability Derivatives
Equity/Currency/Commodity/Interest Rate Contracts	Net unrealized appreciation from open futures contracts Net unrealized depreciation from open futures contracts

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure for the year ended September 30, 2024:

Asset Derivatives Investment Fair Value
			Commodity	Interest Rate	Total as of
Derivative Investment Type	Equity Risk	Currency Risk	Risk	Risk	September 30, 2024
Futures	$4,003,793	$1,496,121	$5,044,154	$2,746,053	$13,290,121

Liability Derivatives Investment Fair Value
			Commodity	Interest Rate	Total as of
Derivative Investment Type	Equity Risk	Currency Risk	Risk	Risk	September 30, 2024
Futures	$(381,392)	$(188,223)	$(2,485,248)	$(470,808)	$(3,525,671)

Impact of Derivatives on the Consolidated Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Operations for the year ended September 30, 2024:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency/Commodity/Interest Rate Contracts	Net realized gain (loss) from futures contracts Net change in unrealized appreciation (depreciation) on futures contracts

Grant Park Multi Alternative Strategies Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
September 30, 2024

The following is a summary of the Fund’s net realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Consolidated Statement of Operations categorized by primary risk exposure for the year ended September 30, 2024:

Net realized gain (loss) on derivatives recognized in the Consolidated Statement of Operations
			Commodity	Interest Rate	Total for the year ended
Derivative Investment Type	Equity Risk	Currency Risk	Risk	Risk	September 30, 2024
Futures	$10,333,050	$(8,715,493)	$406,089	$(3,992,322)	$(1,968,676)

Net change in net unrealized appreciation (depreciation) on derivatives recognized in the Consolidated Statement of Operations
			Commodity	Interest Rate	Total for the year ended
Derivative Investment Type	Equity Risk	Currency Risk	Risk	Risk	September 30, 2024
Futures	$5,449,315	$737,893	$3,882,147	$2,893,734	$12,963,089

Consolidation of Subsidiary – The consolidated financial statements of the Fund include GPMAS Fund Limited (“GPMAS”), a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation, which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies. GPMAS commenced operations on December 31, 2013.

A summary of the Fund’s investments in GPMAS is as follows:

GPMAS Fund Limited (GPMAS) September 30, 2024
Fair Value of GPMAS	$32,778,148
Other Assets	$—
Total Net Assets	$32,778,148

Percentage of the Fund’s Total Net Assets	8.5%

For tax purposes, GPMAS is an exempted Cayman investment company. GPMAS received an undertaking from the government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, GPMAS is a controlled foreign corporation which generates and is allocated no income which is considered effectively connected with U.S. trade of business and as such is not subject to U.S. income tax. However, as a wholly-owned controlled foreign corporation, GPMAS’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts as presented in deposit at broker for futures contracts in the Consolidated Statement of Assets and Liabilities are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Grant Park Multi Alternative Strategies Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
September 30, 2024

The derivative instruments outstanding as of September 30, 2024 as disclosed in the Consolidated Schedule of Investments and the amounts of net realized gain and losses and changes in unrealized appreciation and depreciation on derivative instruments during the period as disclosed in the Consolidated Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Foreign Currency Translations – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investments.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased to the earlier of the call date or the maturity of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The difference between the cost and fair value of open investments is reflected as unrealized appreciation (depreciation) on investments and any change in that amount from the prior period is reflected in the accompanying Consolidated Statement of Operations.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually for the Fund. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken by the Fund on returns filed for open tax years 2021 to 2023 or expected to be taken in the Fund’s September 30, 2024 year-end tax return. The Fund identifies its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the period, the Fund did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	PRINCIPAL INVESTMENT RISKS

Management Risk – The Advisor’s judgements regarding the attractiveness of investing in certain securities and derivatives may prove incorrect and may result in significant losses to the Fund.

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change or climate related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have

Grant Park Multi Alternative Strategies Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
September 30, 2024

a significant adverse impact on the value and risk profile of the Fund. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Counterparty Risk – Counterparty risk is the risk that the counterparty to a financial instrument will cause a financial loss for the Fund by failing to discharge an obligation. A concentration of counterparty risk exists in that the part of a Fund’s cash is held at the broker. The Fund could be unable to recover assets held at the prime broker, including assets directly traceable to the Fund, in the event of the broker’s bankruptcy. The Fund does not anticipate any material losses as a result of this concentration.

4.	INVESTMENT TRANSACTIONS

For the year ended September 30, 2024, the cost of purchases and proceeds from the sale and/or maturity of securities, other than short-term securities and U.S. Government securities, amounted to $77,329,985, and $81,302,728 respectively.

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Dearborn Capital Management, LLC, serves as the Fund’s investment advisor (the “Advisor”). EMC Capital Advisors, LLC serves as the sub-advisor for the Fund and is paid by the Advisor, not the Fund.

Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.18%, of the applicable Fund’s average daily net assets.

Pursuant to an operating expenses limitation agreement with the Trust, on behalf of the Fund, effective January 28, 2016 the Advisor has agreed, at least until January 31, 2025, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers, other than the Advisor)) do not exceed 1.83%, 2.58%, 1.58%, and 1.83% per annum of the Fund’s average daily net assets for Class A, Class C, Class I, and Class N shares, respectively (the “Expense Limitation”). For the year ended September 30, 2024, the Advisor earned $4,987,284 in management fees for the Fund.

With respect to the Fund, if the Advisor waives any applicable fees or reimburses any expense pursuant to the operating expenses limitation agreement, and the Fund’s operating expenses are subsequently less than the Expense Limitation, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the end of the fiscal year during which the fees were waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits at the time of waiver or reimbursement or the then-current expense limits at the time of recoupment. For the year ended September 30, 2024, the Advisor recaptured $0 of previously waived expenses and there are none available for recoupment.

The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class A, Class C and Class N shares of the Fund (the “Plan”). The Plan provides that a monthly service fee is calculated at an annual rate of 0.25%, 1.00% and 0.25% of the average daily net assets attributable to the Class A, Class C and Class N shares, of the Fund, respectively. Pursuant to the Plan, the Fund may compensate the securities dealers or other financial intermediaries, financial institutions, investment advisors, and others for activities primarily intended to result in the sale of the Fund’s shares and for maintenance and personal service provided to existing shareholders. The Plan further provides for periodic payments to brokers, dealers and other financial intermediaries, including insurance companies, for providing shareholder services and for promotional and other sales-related costs. During the year ended September 30, 2024, the Fund incurred $242,147 in fees, pursuant to the Plan.

Grant Park Multi Alternative Strategies Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
September 30, 2024

Northern Lights Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class C, Class I and Class N shares. On sales of Class A shares for the year ended September 30, 2024, the Distributor received $6,655 from front-end sales charges of which $920 was retained by the principal underwriter or other affiliated broker-dealer.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”)

UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

6.	REDEMPTION FEE PROCEEDS

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells its shares after holding them for less than 60 days. The redemption fee is paid directly to the Fund. For the year ended September 30, 2024, the redemption fees assessed for the Fund was $12,204.

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates presumption of the control of the portfolio, under section 2(a)(9) of the 1940 Act. As of September 30, 2024, Charles Schwab & Co. held 42.77% of the voting securities of the Fund and may be deemed to control the Fund.

8.	TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended September 30, 2024 and September 30, 2023 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2024	September 30, 2023
Ordinary Income	$9,139,454	$20,425,285
Long-Term Capital Gain	—	332
Return of Capital	—	—
	$9,139,454	$20,425,617

As of September 30, 2024, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$5,480,907	$—	$—	(35,835,204)	$—	$3,687,028	$(26,667,269)

The difference between book basis and tax basis accumulated net investment income, accumulated net realized gain, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales, foreign tax pass through basis adjustments, and the mark-to-market on futures contracts. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains of $2,047.

Grant Park Multi Alternative Strategies Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
September 30, 2024

At September 30, 2024, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$13,812,036	$22,023,168	$35,835,204	$—

9.	AGGREGATE TAX UNREALIZED APPRECIATION AND DEPRECIATION

At September 30, 2024 the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, are as follows:

Cost for Federal	Unrealized	Unrealized	Tax Net Unrealized
Tax purposes	Appreciation	Depreciation	Appreciation
$363,286,685	$43,437,679	$(39,752,698)	$3,684,981

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Grant Park Multi Alternative Strategies Fund and
Board of Trustees of Northern Lights Fund Trust

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Grant Park Multi Alternative Strategies Fund (the “Fund”), a series of Northern Lights Fund Trust, as of September 30, 2024, the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s consolidated financial highlights for the years ended September 30, 2021, and prior, were audited by other auditors whose report dated November 29, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2021.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
November 27, 2024

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-501-4758 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR
Dearborn Capital Management, LLC
566 W Adams St., Suite 300
Chicago, IL 60661

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers. Exhibit 99.CODE

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)
/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	12/09/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	12/09/24

By (Signature and Title)
/s/ James Colantino
James Colantino, Principal Financial Officer/Treasurer

Date	12/09/24